CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Current assets
Cash	¥ 269,100,000	$ 39,011,267	¥ 316,974,857
Restricted cash	730,060	105,832	723,560
Notes receivable	8,471,941	1,228,120	10,828,308
Trade accounts receivable, net	38,972,445	5,649,572	22,577,980
Inventories, net	4,941,662	716,359	3,894,369
Other receivables, net	2,767,204	401,143	5,501,833
Loans to third parties	95,089,205	13,784,440	50,383,822
Purchase advances, net	554,700	80,411	178,208
Contract costs, net	27,747,782	4,022,409	33,858,820
Prepaid expenses	409,939	59,426	420,284
Prepaid expenses - related parties	0	0	275,000
Total current assets	448,796,358	65,058,979	445,617,041
Property and equipment, net	26,104,639	3,784,213	25,474,162
Construction in progress	267,571	38,788	239,739
Intangible assets, net	5,600,000	811,794	5,950,000
Long-term other receivables, net	620,000	89,877	1,564,381
Long-term loan to a third party	3,067,000	444,602	0
Goodwill	4,730,002	685,676	4,730,002
Operating lease right-of-use assets (including 765,241 and 553,226 ($80,197) from a related party as of June 30, 2022 and December 31, 2022, respectively)	5,038,871	730,451	6,666,759
Total Assets	494,224,441	71,644,380	490,242,084
Current liabilities
Short-term bank loans	10,000,000	1,449,633	10,000,000
Trade accounts payable	16,987,376	2,462,542	16,739,989
Other payables	2,125,082	308,059	3,533,918
Other payable- related parties	2,471,268	358,243	2,240,135
Contract liabilities	55,400	8,031	2,001,277
Accrued payroll and employees' welfare	2,278,254	330,263	2,250,547
Taxes payable	2,884,924	418,208	2,210,958
Short-term borrowings - related parties	10,005,069	1,450,367	9,009,156
Long-term borrowings - related party - current portion	1,041,981	151,049	999,530
Operating lease liabilities - current (including 429,265 and 439,865 ($63,764) from a related party as of June 30, 2022 and December 31, 2022, respectively)	3,705,420	537,150	3,892,774
Total Current Liabilities	51,554,774	7,473,545	52,878,284
Operating lease liabilities - non-current (including 335,976 and 113,361 ($16,433) from a related party as of June 30, 2022 and December 31, 2022, respectively)	752,821	109,131	2,184,635
Long-term bank loan	1,000,000	144,963	0
Long-term borrowings - related party	4,989,930	723,356	5,511,076
Contract liabilities - non-current	106,000	15,366	106,000
Warrant liability	37,043,871	5,370,000	16,677,328
Total Liabilities	95,447,396	13,836,361	77,357,323
Commitments and Contingencies
Equity
Additional paid-in capital	502,139,970	72,791,843	496,038,696
Statutory reserve	4,148,929	601,442	4,148,929
Accumulated deficit	(141,149,943)	(20,461,555)	(111,273,525)
Accumulated other comprehensive income	20,971,162	3,040,048	11,307,461
Total shareholders' equity	406,520,286	58,930,503	420,631,729
Non-controlling interests	(7,743,241)	(1,122,484)	(7,746,968)
Total equity	398,777,045	57,808,019	412,884,761
Total Liabilities and Equity	494,224,441	71,644,380	490,242,084
Class A ordinary shares
Equity
Common stock value	18,001,670	2,609,581	18,001,670
Class B ordinary shares
Equity
Common stock value	¥ 2,408,498	$ 349,144	¥ 2,408,498